Consolidated Statements of Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenues	$ 20,633,188	$ 22,889,784
Cost of revenues	16,660,387	19,817,263
Gross Profit	3,972,801	3,072,521
Operating expenses
Selling expenses	122,045	201,217
General and administrative expenses	1,399,295	763,945
Share-based compensation	1,840,000	0
Research and development expenses	6,351,853	302,553
Total operating expenses	9,713,193	1,267,715
(Loss) income from operations	(5,740,392)	1,804,806
Other income (expenses)
Interest income	57,374	17,962
Interest expense	(137,594)	(184,288)
Government subsidy income	47,033	10,926
Rental income from a related party	67,166	0
Other income, net	1,796	6,593
Total other income (expenses)	35,775	(148,807)
(Loss) income before provision for income taxes	(5,704,617)	1,655,999
Provisions for income taxes	1,047,595	684,804
Net (loss) income	(6,752,212)	971,195
Less: net loss attributable to noncontrolling interest	(181,734)	(253,220)
Net (loss) income attributable to common stockholders of Tantech Holdings Ltd	(6,570,478)	1,224,415
Discontinued operation:
Net (loss) income	(6,752,212)	971,195
Other comprehensive income (loss):
Foreign currency translation adjustment	975,600	(1,394,434)
Comprehensive loss	(5,776,612)	(423,239)
Less: Comprehensive loss attributable to noncontrolling interest	(182,086)	(251,974)
Comprehensive loss attributable to common stockholders of Tantech Holdings Ltd	$ (5,594,526)	$ (171,265)
(Loss) earnings per share - Basic and Diluted	$ (0.18)	$ 0.04
Weighted Average Shares Outstanding - Basic and Diluted, Continuing operations and discontinued operations	37,253,764	28,872,602